Short-Term and Long-Term Debt (Composition of Long-Term Debt, Weighted Average Contract Interest Rate on Long-Term Debt and Repayment Due Dates) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017
Debt Instrument [Line Items]
Long-term Debt	¥ 3,826,504	¥ 3,854,984
Weighted average rate	1.40%	1.20%
Banks Fixed Rate
Debt Instrument [Line Items]
Long-term Debt	¥ 497,392	¥ 481,959
Weighted average rate	1.30%	1.70%
Minimum maturity date	2019	2018
Maximum maturity date	2035	2035
Banks Floating Rate
Debt Instrument [Line Items]
Long-term Debt	¥ 1,660,225	¥ 1,613,795
Weighted average rate	1.40%	1.00%
Minimum maturity date	2019	2018
Maximum maturity date	2077	2077
Insurance Companies And Others Fixed Rate
Debt Instrument [Line Items]
Long-term Debt	¥ 329,841	¥ 340,265
Weighted average rate	0.90%	1.00%
Minimum maturity date	2020	2020
Maximum maturity date	2035	2027
Insurance Companies And Others Floating Rate
Debt Instrument [Line Items]
Long-term Debt	¥ 316,899	¥ 288,837
Weighted average rate	1.00%	0.60%
Minimum maturity date	2019	2019
Maximum maturity date	2077	2077
Unsecured Bonds
Debt Instrument [Line Items]
Long-term Debt	¥ 756,865	¥ 688,488
Weighted average rate	1.60%	1.00%
Minimum maturity date	2021	2018
Maximum maturity date	2027	2027
Unsecured Notes Under Medium Term Note Program
Debt Instrument [Line Items]
Long-term Debt	¥ 183,224	¥ 196,570
Weighted average rate	3.10%	3.00%
Minimum maturity date	2021	2019
Maximum maturity date	2024	2027
Payables Under Securitized Lease Receivables
Debt Instrument [Line Items]
Long-term Debt	¥ 53,017	¥ 103,212
Weighted average rate	0.30%	0.40%
Minimum maturity date	2021	2021
Maximum maturity date	2023	2023
Payables Under Securitized Loan Receivables And Investment In Securities
Debt Instrument [Line Items]
Long-term Debt	¥ 29,041	¥ 141,858
Weighted average rate	3.10%	2.60%
Minimum maturity date	2024	2018
Maximum maturity date	2039	2039